Accounts Receivable Net - Summary of Accounts Receivable Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts Receivable, Net
Accounts receivable, gross:	¥ 1,596		¥ 3,233
Less: allowance for expected credit loss of receivables	(39)
Accounts receivable, net	¥ 1,557	$ 219	¥ 3,233